Share-Based Compensation - Summary Of Fair Value Of Stock Options Granted Under the Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Expected annual dividend yield (in percent)	0.00%	0.00%
Bottom of range
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Risk-free annual interest rate (in percent)	3.70%	1.40%
Expected stock price volatility (in percent)	77.00%	74.90%
Expected life of stock options (in years)	5 years	5 years 6 months
Forfeiture rate (in percent)	7.20%	7.20%
Fair value at grant date (in dollars per share)	$ 0.94	$ 1.23
Stock price at grant date (in dollars per share)	1.35	1.81
Exercise price range (in dollars per share)	$ 1.35	$ 1.81
Top of range
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Risk-free annual interest rate (in percent)	4.00%	3.00%
Expected stock price volatility (in percent)	82.80%	80.40%
Expected life of stock options (in years)	7 years	7 years
Forfeiture rate (in percent)	34.00%	28.00%
Fair value at grant date (in dollars per share)	$ 1.52	$ 4.90
Stock price at grant date (in dollars per share)	2.01	6.91
Exercise price range (in dollars per share)	$ 2.01	$ 6.91